Short-Term Borrowings and Long-Term Debt (Schedule of Assets Pledged Against Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-Term Borrowings and Long-Term Debt
Short-term borrowings	¥ 4,710	¥ 20,751
Current portion of long-term debt	7,345	14,137
Long-term debt	9,977	10,079
Total	¥ 22,032	¥ 44,967